BLACKROCK VARIABLE SERIES FUNDS, INC.
BLACKROCK HIGH INCOME V.I. FUND
SUPPLEMENT DATED MAY 8, 2009
TO THE PROSPECTUS DATED MAY 1, 2009

Effective May 8, 2009, the following changes are made to the Prospectus of BlackRock High Income V.I. Fund (the “Fund”), a series of BlackRock Variable Series Funds, Inc.

The section in the Prospectus captioned “Details About the Fund — How the Fund Invests — About the Portfolio Management Team of the Fund” is amended as follows:

The information about the Fund’s portfolio managers is deleted in its entirety and replaced with the following:

The Fund is managed by a team of financial professionals. James Keenan, Mitchell Garfin and Derek Schoenhofen are the portfolio managers and are primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information on the portfolio management team.

In addition, the section captioned “Management of the Fund — Portfolio Manager Information — BlackRock High Income V.I. Fund” is deleted in its entirety and replaced with the following:

The Fund is managed by a team of financial professionals. James Keenan, Mitchell Garfin and Derek Schoenhofen are the portfolio managers and are primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Primary Role	Since	Title and Recent Biography

James Keenan, CFA	Responsible for the day-to-day	2007	Managing Director of BlackRock since 2004;
	management of the Fund’s		Senior high yield trader at Columbia
	portfolio including setting the		Management Group from 2003 to 2004.
	Fund’s overall investment
	strategy and overseeing the
	management of the Fund

Mitchell S. Garfin, CFA	Responsible for the day-to-day	2009	Managing Director of BlackRock since 2007;
	management of the Fund’s		Portfolio manager at BlackRock since 2005;
	portfolio including setting the		Credit research analyst in BlackRock’s
	Fund’s overall investment		Portfolio Management Group from 2000 to
	strategy and overseeing the		2005
	management of the Fund

Derek Schoenhofen	Responsible for the day-to-day	2009	Director of BlackRock since 2006; Member of
	management of the Fund’s		BlackRock’s Portfolio Management Group
	portfolio including setting the		from 2000 to 2006.
	Fund’s overall investment
	strategy and overseeing the
	management of the Fund

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